INVESTMENTS (Troubled Debt Restructuring) (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Number of loans	$ 2
Outstanding Recorded Investment Pre Modification	126
Outstanding Recorded Investment Post Modification	126
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	2
Outstanding Recorded Investment Pre Modification	126
Outstanding Recorded Investment Post Modification	126	141
Agricultural Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	0
Outstanding Recorded Investment Pre Modification	0
Outstanding Recorded Investment Post Modification	$ 0